Fair Value Measurements (Tables)	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
	Held-To-Maturity	Amortized Cost	Gross Holding Gain (Loss)	Fair Value
December 31, 2020	U.S.TreasurySecurities (Mature on 2/25/2021)	$350,218,694	$(4,298)	$350,214,396

Schedule of measured at fair value on a recurring basis
Description	Level	June 30, 2021	December 31, 2020
Assets:
Investments held in Trust Account	1	$350,119,600	$350,218,694

Liabilities:
Warrant Liability – Public Warrants	1	$24,498,250	$44,800,000
Warrant Liability – Private Placement Warrants	3	$11,625,930	$21,326,490

	Level	Fair Value at December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$350,218,694

Liabilities:
Warrant Liability– Public Warrants	1	$44,800,000
Warrant Liability– Private Placement Warrants	3	$21,326,510

Schedule of quantitative information regarding Level 3 fair value measurements
	June 30, 2021	December 31, 2020
Unit price	$9.95	$11.30
Strike Price	$11.50	$11.50
Term (Years)	5.00	5.50
Volatility	20.5%	25.0%
Risk-free rate	0.88%	0.43%
Dividend yield	0.0%	0.0%

Schedule of fair value of warrant liabilities
Private Placement
Fair value as of January 1, 2021	$21,326,490
Change in valuation inputs or other assumptions(1)	(9,700,560)
Fair value as of June 30, 2021	$11,625,930